DISCOUNTINUED OPERATION (Schedule of result of operations of the Target Businesses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income before income tax	$ 0	$ 0	$ 272,879
Income taxes benefit/(expense)	0	0	51,696
Income from discontinued operations attributable to owners of the Company	$ 0	$ 0	220,298
AM Advertising [Member]
Net revenues			166,843
Cost of revenues			(126,745)
Gross profit			40,098
Operating expenses			(13,239)
Income from operations			26,859
Gain from disposal of 75% equity interest in AM Advertising			244,164
Interest income			298
Other income, net			1,293
Income on equity method investments			265
Net income before income tax			272,879
Income taxes benefit/(expense)			(51,696)
Income from discontinued operations attributable to owners of the Company			$ 221,183